CONVERTIBLE PROMISSORY NOTES (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Convertible promissory notes	$ 5,000,000	$ 1,900,000
Unamortized discount	(621,434)	348,512
Current portion of convertible promissory notes	4,378,566	1,551,488
Convertible promissory notes, less current portion
Convertible promissory notes		1,551,488
Convertible promissory note [Member]
Total Convertible promissory notes	1,400,000	1,900,000
Convertible Promissory Notes One [Member]
Total Convertible promissory notes	2,025,000
Convertible Promissory Notes Two [Member]
Total Convertible promissory notes	500,000
Convertible Promissory Notes Three [Member]
Total Convertible promissory notes	500,000
Convertible Promissory Notes Four [Member]
Total Convertible promissory notes	$ 575,000